Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Total original costs	$ 14,733	$ 15,986
Less: accumulated depreciation	(12,413)	(12,957)
Net book value	2,320	3,029
Computers
Property Plant And Equipment [Line Items]
Total original costs	788	850
Server & Switch
Property Plant And Equipment [Line Items]
Total original costs	1,292	1,276
Office Equipment
Property Plant And Equipment [Line Items]
Total original costs	1,653	1,442
Wi-Fi Terminals for Data Connectivity Services
Property Plant And Equipment [Line Items]
Total original costs	10,414	11,863
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total original costs	$ 586	$ 555